Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-14554
Entity Registrant Name	BANCO SANTANDER-CHILE
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Bandera 140
Entity Address, Address Line Two	20th floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Common Stock, Shares Outstanding	188,446,126,794
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001027552
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Bandera 140
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
City Area Code	562
Local Phone Number	26483583
Contact Personnel Name	Cristian Vicuña
Contact Personnel Email Address	cristian.vicuna@santander.cl
American Depositary Shares (“ADS”), each representing the right to receive 400 Shares of Common Stock without par value
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (“ADS”), each representing the right to receive 400 Shares of Common Stock without par value
Trading Symbol	BSAC
Security Exchange Name	NYSE
Shares of Common Stock, without par value
Document Information [Line Items]
Title of 12(b) Security	Shares of Common Stock, without par value*
Trading Symbol	BSAC
Security Exchange Name	NYSE